Bank Owned Life Insurance and Annuities (Summary of Changes in Cash Value of BOLI and Annuities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 14,972	$ 14,631
Earnings	295	301
Premiums on existing policies	38	40
Annuity payments received	1
BOLI acquired through acquisition	632
Balance	15,938	14,972
Life Insurance [Member]
Balance	14,510	14,198
Earnings	277	285
Premiums on existing policies	25	27
Annuity payments received	1
BOLI acquired through acquisition	632
Balance	15,445	14,510
Deferred Annuities [Member]
Balance	462	433
Earnings	18	16
Premiums on existing policies	13	13
Balance	$ 493	$ 462